Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
	Relationship	Notes	As of December 31,
			2019	2020
			RMB	RMB
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	36,381	2,529
Youxiang Group	(c)	(ii)	15,483	21,778
Others		(iii)	1,631	494
			53,495	24,801
	Relationship	Notes	As of December 31,
			2019	2020
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(c)	(iv)	34,032	67,669
Angela Bai	(a)	(v)	—	4,750
Guangdong Marketing Advertising Group	(e)	(vi)	9,209	18,667
Others			10	1,651
			43,251	92,737

Schedule of Related Party Transactions [Table Text Block]
			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Youxiang Group	(c)	(i)	11,964	22,336	12,645
			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Youxiang Group	(c)	(ii)	4,435	12,116	20,124
Guangdong Advertising Co., Ltd.	(d)	(iii)	—	117,796	77,046
			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Youxiang Group	(c)	(iv)	1,451	3,531	3,668
			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(v)	—	4,350	—
			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(vi)	—	47,425	5
Guangdong Advertising Co., Ltd.	(d)	(vi)	—	2,871	1,081
Guangdong Advertising Marketing Group	(e)	(vi)	—	8,687	10,418